Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expenses
Selling, general and administrative expenses

7       Selling, general and administrative expenses

	2020	2019	2018
Taxes (*)	(18,885)	(38,977)	(45,536)
Salaries and social security contributions	(20,386)	(28,860)	(32,433)
Services and fees	(28,157)	(37,915)	(44,137)
Office expenses	(1,222)	(5,190)	(10,209)
Amortization and depreciation (**)	(9,480)	(9,935)	(9,225)
Maintenance expenses	(1,150)	(1,717)	(3,101)
Advertising	(1,564)	(3,367)	(4,722)
Insurance	(2,026)	(1,689)	(2,037)
Charter service	(134)	(799)	(830)
Bad debts recovery	2,919	2,908	3,190
Bad debts	(16,400)	(33,876)	(12,748)
Other	(5,290)	(8,874)	(10,111)
	(101,775)	(168,291)	(171,899)

(*) Mainly included tax from taxes over banks transactions and tax on revenue.

(**) Includes amortization of leases of USD 673 for the year ended December 31, 2020 (USD 687 for the year ended December 31, 2019).